Sale of Piceance and Arkoma Properties - Discontinued Operations (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Piceance Basin and Arkoma Basin	Jun. 30, 2012 Piceance Basin and Arkoma Basin	Dec. 31, 2012 Piceance Basin and Arkoma Basin	Dec. 31, 2011 Piceance Basin and Arkoma Basin	Dec. 31, 2010 Piceance Basin and Arkoma Basin	Dec. 21, 2012 Piceance Basin	Dec. 31, 2012 Piceance Basin	Jun. 29, 2012 Arkoma properties	Jun. 30, 2012 Arkoma properties	Dec. 31, 2012 Arkoma properties
Sale of Assets
Net proceeds from the sale adjusted for expenses of the sale and estimated income, expenses, and capital costs													$ 316,000,000		$ 427,000,000
Sale consideration													325,000,000		445,000,000
Loss on sale				427,232,000	795,945,000		(147,559,000)	427,232,000	427,232,000				364,000,000	364,000,000
Obligation assumed by purchaser													100,000,000
Proceeds from liquidation of hedge positions													100,000,000
Loss on sale of assets						8,700,000				795,945,000					432,000,000	432,000,000
Results of operations and the loss on the sale of the assets
Sales of oil, natural gas, and natural gas liquids								35,103,000	82,406,000	125,396,000	196,705,000	159,031,000
Commodity derivative fair value gains (losses)	195,483,000	(6,040,000)	123,542,000	211,214,000	179,546,000	496,064,000	77,599,000	(550,000)	65,238,000	46,358,000	180,130,000	166,685,000
Total revenue	387,144,000	38,925,000	448,598,000	592,666,000	735,718,000	691,353,000	125,030,000	34,553,000	147,644,000	171,754,000	376,835,000	493,829,000
Lease operating expenses	1,454,000	1,866,000	2,525,000	2,559,000	6,243,000	4,608,000	1,158,000	6,331,000	13,965,000	19,901,000	26,037,000	24,353,000
Gathering, compression, and transportation	48,670,000	20,079,000	89,640,000	31,654,000	91,094,000	37,315,000	9,237,000	14,152,000	30,525,000	45,089,000	50,453,000	36,572,000
Production taxes	10,108,000	3,371,000	18,727,000	7,113,000	20,210,000	11,915,000	2,885,000	1,264,000	3,098,000	2,967,000	6,307,000	5,892,000
Exploration expenses	7,300,000	2,952,000	11,662,000	4,756,000	14,675,000	4,034,000	2,350,000	200,000	412,000	664,000	5,842,000	22,444,000
Impairment of unproved properties	4,803,000	1,295,000	6,359,000	1,581,000	12,070,000	4,664,000	6,076,000	243,000	993,000	962,000	6,387,000	29,783,000
Depletion, depreciation and amortization	52,589,000	22,321,000	92,953,000	38,431,000	102,026,000	55,716,000	18,522,000	31,585,000	63,147,000	88,720,000	114,805,000	115,433,000
Accretion of asset retirement obligations	267,000	24,000	531,000	46,000	101,000	76,000	11,000	113,000	219,000	404,000	359,000	306,000
Loss on sale of discontinued operations				427,232,000	795,945,000		(147,559,000)	427,232,000	427,232,000				364,000,000	364,000,000
Total operating expenses	138,758,000	62,381,000	248,681,000	105,786,000	291,703,000	160,370,000	64,735,000	481,120,000	539,591,000	954,652,000	210,190,000	234,783,000
Loss from discontinued operations before income taxes	248,386,000	(23,456,000)	199,917,000	486,880,000	444,015,000	530,983,000	60,295,000	(446,567,000)	(391,947,000)	(782,898,000)	166,645,000	259,046,000
Income tax (expense) benefit					272,553,000	(45,155,000)	(29,070,000)	1,717,000	(12,727,000)	272,553,000	(45,155,000)	(29,070,000)
Net losss from discontinued operations attributable to Antero equity owners		$ (444,850,000)		$ (404,674,000)	$ (510,345,000)	$ 121,490,000	$ 228,412,000	$ (444,850,000)	$ (404,674,000)	$ (510,345,000)	$ 121,490,000	$ 228,412,000					$ (510,346,000)